MERRILL LYNCH SHORT TERM U.S. GOVERNMENT FUND, INC.

                       Supplement dated October 16, 2000
                  to the Prospectus dated September 29, 2000



    Page 6 of the prospectus is replaced with the following:


Key Facts

                  Examples:

                  These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

                  These examples assume that you invest $10,000 in the Fund for the time periods indicated, that your investment has a 5% return each year, that you pay the sales charges, if any, that apply to the particular class and that the Fund's operating expenses remain the same. This assumption is not meant to indicate you will receive a 5% annual rate of return. Your annual return may be more or less than the 5% used in this example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                  EXPENSES IF YOU DID REDEEM YOUR SHARES:
                                  ---


                               1 Year     3 Years       5 Years      10 Years
                 ------------------------------------------------------------
                  Class A       $186        $369         $567         $1,138
                 ------------------------------------------------------------
                  Class B       $230        $431         $702         $1,545
                 ------------------------------------------------------------
                  Class C       $227        $397         $686         $1,511
                 ------------------------------------------------------------
                  Class D       $197        $403         $626         $1,266
                 ------------------------------------------------------------

                  EXPENSES IF YOU DID NOT REDEEM YOUR SHARES:
                                  -------

                               1 Year     3 Years       5 Years      10 Years
                 ------------------------------------------------------------
                  Class A       $186        $369         $567         $1,138
                 ------------------------------------------------------------
                  Class B       $130        $406         $702         $1,545
                 ------------------------------------------------------------
                  Class C       $127        $397         $686         $1,511
                 ------------------------------------------------------------
                  Class D       $197        $403         $626         $1,266
                 ------------------------------------------------------------




                  MERRILL LYNCH SHORT TERM U.S. GOVERNMENT FUND, INC.





Code No.  13937-09-00ALL